Related Party Transactions (Details) (USD $)	12 Months Ended																0 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010	Dec. 02, 2012 Joint ventures	Nov. 27, 2011 Joint ventures	Nov. 28, 2010 Joint ventures item	Dec. 02, 2012 KKR and Capstone Consulting LLC	Nov. 27, 2011 KKR and Capstone Consulting LLC	Nov. 28, 2010 KKR and Capstone Consulting LLC	Dec. 02, 2012 Affiliate of KKR	Nov. 27, 2011 Affiliate of KKR	Nov. 28, 2010 Affiliate of KKR	Nov. 28, 2010 Affiliate of KKR Senior notes	Dec. 02, 2012 KKR	Nov. 27, 2011 KKR	Nov. 28, 2010 KKR	Jul. 15, 2012 Sealy Holding LLC Convertible notes	Jan. 15, 2012 Sealy Holding LLC Convertible notes	Jul. 15, 2011 Sealy Holding LLC Convertible notes	Jan. 15, 2011 Sealy Holding LLC Convertible notes	Jul. 15, 2010 Sealy Holding LLC Convertible notes	Jan. 15, 2010 Sealy Holding LLC Convertible notes	Dec. 02, 2012 Sealy Holding LLC Convertible notes
Related party transactions
Ownership interest held by noncontrolling owner														44.70%	46.20%	47.70%
Costs for consulting services							$ 500,000	$ 1,300,000	$ 1,900,000
Accrued costs for consulting services								200,000	200,000
Initial term of lease										6 months	6 months	6 months
Renewal term										6 months	6 months	6 months
Aggregate amount of notes held by related party																							118,700,000
Increase in par value of the notes associated with the PIK interest payments																	4,600,000	4,400,000	4,200,000	4,100,000	3,900,000	3,800,000
Distribution to Company				6,500,000	1,000,000	1,000,000
License fees earned				900,000	200,000	100,000
Outstanding loan receivable						2,200,000
Number of related parties from which loan amount is receivable						1
Interest expense													5,100,000
Interest paid	58,803,000	61,875,000	66,071,000										4,500,000
Interest remains accrued													$ 600,000